Expense Example {- Dynamic Capital Appreciation Portfolio} - 02.28 VIP Dynamic Capital Appreciation Portfolio Initial/Service/Service Class 2 PRO-09 - Dynamic Capital Appreciation Portfolio	Apr. 30, 2021 USD ($)
VIP Dynamic Capital Appreciation Portfolio-Initial VIP
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	847
VIP Dynamic Capital Appreciation Portfolio-Service VIP
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	966
VIP Dynamic Capital Appreciation Portfolio-Service 2 VIP
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	$ 1,143